Note 14 - Employee Incentive Schemes - Performance Shares Outstanding Activity (Details) - Performance Shares [Member] - $ / shares $ / shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance, number of rights (in shares)	7,275,000
Balance, Weighted average exercise price (in dollars per share)	$ 0
Granted , number of rights (in shares)	1,555,000	7,425,000
Granted, Weighted average exercise price (in dollars per share)	$ 0
Balance, number of rights (in shares)	8,830,000	7,275,000